Regulatory Matters	12 Months Ended
Sep. 30, 2012
Regulatory Matters [Abstract]
Regulatory Matters

Note 13—Regulatory Matters

For the purpose of granting eligible account holders a priority in the event of future liquidation, the Bank, at the time of conversion, established a liquidation account in an amount equal to its retained earnings of $8.3 million at September 30, 2006. In the event of a future liquidation of the Bank (and only in such event), an eligible account holder who continues to maintain his or her deposit account shall be entitled to receive a distribution from the special account. The total amount of the special account is decreased (but never increased) in an amount proportionally corresponding to decreases in the deposit account balances of eligible account holders as of each subsequent year end. After conversion, no dividends may be paid to stockholders if such dividends would reduce retained earnings of the converted Bank below the amount required by the special account.

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital to total assets (as defined). The following table presents a reconciliation of the Bank's capital based on GAAP and regulatory capital at the dates presented:

	September 30,
	2012	2011
	(In thousands)
GAAP capital:	$19,575	$19,339
Pension liability, net of deferred taxes	372	423
Unrealized (gain) loss on securities available for sale, net of deferred taxes	(483)	(441)

Tier I and tangible capital	19,464	19,321
General valuation allowance	967	822

Total Regulatory Capital	$20,431	$20,143

The following table sets forth the Bank's capital position, compared to the minimum regulatory capital requirements:

	Actual		For Capital Adequacy Purposes				To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount	Ratio
	(Dollars in thousands)
September 30, 2012:
Total capital (to risk-weighted assets)	$20,431	11.77%	$	≥ 13,886	≥	8.00%	$ ≥ 17,358	≥ 10.00%
Core (Tier 1) capital (to risk-weighted assets)	19,464	11.21		—		—	≥ 10,415	≥ 6.00
Core (Tier 1) capital (to total adjusted assets)	19,464	7.36		≥ 10,572	≥	4.00	≥ 13,215	≥ 5.00
Tangible capital (to total adjusted assets)	19,464	7.36		≥ 3,965	≥	1.50	—	—

September 30, 2011:
Total capital (to risk-weighted assets)	$20,143	15.45%	$	≥ 10,433	≥	8.00%	$≥ 13,041	≥ 10.00%
Core (Tier 1) capital (to risk-weighted assets)	19,321	14.82		—		—	≥ 7,824	≥ 6.00
Core (Tier 1) capital (to total adjusted assets)	19,321	7.65		≥ 10,107	≥	4.00	≥ 12,634	≥ 5.00
Tangible capital (to total adjusted assets)	19,321	7.65		≥ 3,790	≥	1.50	—	—

The Bank continues to meet the requirements to be categorized as "well-capitalized" under the regulatory framework for prompt corrective action. There are no conditions existing or events which have occurred since September 30, 2012 that management believes would change the Bank's regulatory capital categorization.